Acquisitions (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	2 Months Ended	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 15, 2013	Dec. 31, 2013	Mar. 01, 2013	Mar. 31, 2013	Mar. 04, 2013	Feb. 28, 2013	Jan. 07, 2013
Business Acquisition [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			$ 88,100,000
Goodwill, Impairment Loss		115,000,000
Goodwill			118,263,000	32,414,000			118,263,000
Gain On Previously Held Investment			(7,798,000)	0	0
Raw Material Purchase Commitment Charge	3,200,000
Biotech [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned						21,000,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents (Deprecated 2013-01-31)						252,000
Business Acquisition, Effective Date of Acquisition			Nov. 15, 2013
Contingent Consideration Fair Value			4,300,000			4,300,000	4,300,000
Business Combination, Acquired Receivables, Fair Value						5,400,000
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory (Deprecated 2013-01-31)						5,814,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets						303,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment						2,573,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill						15,500,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Accounts Payable and accrued liabilities						(2,091,000)
BusinessCombinationRecognizedIdentifiableAssetsAcquiredAndLiabilitiesAssumedDeferredTaxLiabilitiesCurrent						(52,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent						(3,939,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						23,760,000
Goodwill						56,455,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net						80,215,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							1,900,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							800,000
Payments to Acquire Businesses, Gross						55,000,000
BioMimetics [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Stock Based Expense, Precombination				2,200,000
Business Acquisition, Pro Forma Revenue			242,945,000	216,577,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets								88,300,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								165,893,000
BusinessAcquisitionNumberOfCommonStockSharesBeforeMerger											28,300,000
BusinessAcquisitionNumberOfCommonStockSharesPreviouslyHeld											1,130,000
Business Acquisition Number Of Common Stock BMTI Shares Issued Exercises PreMerger											1,100,000
WMGIshareprice								$ 23.83
Business acquisition Options Exercised Prior to Merger for Witholding								200,000
Payments Related to Tax Withholding for Share-based Compensation								1,400,000
Tax Witholding Employee Portion								1,000,000
Additional cash per CVR Upon FDA Approval Augment								$ 3.50
Additional cash payment per CVR Upon $40M Aggregate Sales								$ 1.50
Additional cash payment per CVR Upon $70M Aggregate Sales								$ 1.50
Revenue Target 2 for Contingent Consideration								70,000,000
Revenue Target 1 for Contingent consideration								40,000,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents (Deprecated 2013-01-31)								10,577,000
Business Acquisition, Effective Date of Acquisition			Mar. 01, 2013
Business Combination Consideration Transferred Equity Interests Issued And Issuable Cash Paid For Each Share Of Acquired Entitys Shares								1.50
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory (Deprecated 2013-01-31)								4,418,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment								2,976,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill								95,100,000
Acquired Finite-lived Intangible Assets, Useful Life								10 years
Business Acquisition, Preacquisition Contingency, Amount of Settlement								3,500,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Accounts Payable and accrued liabilities								(6,003,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net								155,068,000
Goodwill								138,244,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net								293,312,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			3,600,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			26,600,000
Business Combination Consideration Transferred Equity Interests Issued And Issuable Number Of Shares For Each Share Of Acquired Entitys Shares								0.2482
Business Acquisition, Contingent Consideration, Potential Cash Payment (Deprecated 2013-01-31)								6.50
Business Acquisition, Stock Option Conversion Ratio								0.522106
Payments to Acquire Businesses, Gross								41,336,000
Business Acquisition, Contingent Consideration, at Fair Value (Deprecated 2013-01-31)								70,120,000		70,500,000
CVR Opening Market Price										$ 2.50
Business Acquisition, Previously Vested Stock Converted								2,868,000
Business Acquisition, Withholding Tax Related to Exercised Options								2,419,000
Business Acquisition, Fair Value of Stock Previously Held								10,676,000
Business Combination, Consideration Transferred								293,312,000
Business Acquisition, Stock Options Attributable Precombination Service, Fair Value								2,900,000
Share Price											$ 9.49
Business Acquisition Tax Withholding								2,400,000
Business Acquisition Fair Value of Previously Held Stock											10,700,000
Gain On Previously Held Investment								7,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities								16,882,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables								1,595,000
Business Acquisition, Purchase Price Allocation, Prepaid and Other Current Assets								4,234,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets Noncurrent								24,495,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets								1,133,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Capital Lease Obligation								(118,000)
Business Acquisition, Purchase Price Allocation, Deferred Tax Liabilities, current								(219,000)
Business Acquisition, Purchase Price Allocation, Other Liabilities (Deprecated 2013-01-31)								(2,000)
Raw Material Purchase Commitment Charge								3,200,000
Impairment Income Tax Benefit								34,300,000
Business Combination, Acquisition Related Costs			4,500,000	9,000,000
Business Combination, Acquisition Related Costs, Transition Costs			6,400,000
Business Acquisition, Pro Forma Net Income (Loss)			(284,480,000)	(38,926,000)
Business Acquisition, Pro Forma Earnings Per Share, Basic			$ (6.13)	$ (0.85)
Business Acquisition, Pro Forma Earnings Per Share, Diluted			$ (6.13)	$ (0.85)
BusinessAcquisitionProFormaStockBasedExpenseUnvestedAwards				6,600,000
Business Acquisition Pro Forma Compensation Expense				200,000
Business Acquisition Pro Forma Severance Costs				600,000
WG Healthcare [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue			4,600,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents (Deprecated 2013-01-31)												458,000
Business Acquisition, Effective Date of Acquisition			Jan. 07, 2013
Contingent Consideration Fair Value			1,500,000				1,500,000					2,200,000
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory (Deprecated 2013-01-31)												1,640,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment												330,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill												4,748,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent												(1,139,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net												5,496,000
Goodwill												4,341,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net												9,837,000
Payments to Acquire Businesses, Gross									7,600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables												1,052,000
Business Acquisition, Purchase Price Allocation, Deferred Tax Liabilities, current												(43,000)
Business Acquisition, Pro Forma Net Income (Loss)			1,300,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable												(1,550,000)
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			11 years
Customer Relationships [Member] | Biotech [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill						9,800,000
Acquired Finite-lived Intangible Assets, Useful Life						12 years
Customer Relationships [Member] | WG Healthcare [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles												1,700,000
Acquired Finite-lived Intangible Assets, Useful Life			15 years
Completed Technology [Member] | Biotech [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill						4,800,000
Acquired Finite-lived Intangible Assets, Useful Life						10 years
Completed Technology [Member] | BioMimetics [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles								1,600,000
Acquired Finite-lived Intangible Assets, Useful Life								13 years
Completed Technology [Member] | WG Healthcare [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles												800,000
Acquired Finite-lived Intangible Assets, Useful Life			7 years
Trademarks [Member] | Biotech [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill						900,000
Acquired Finite-lived Intangible Assets, Useful Life						2 years
Noncompete Agreements [Member] | BioMimetics [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles								1,300,000
Acquired Finite-lived Intangible Assets, Useful Life								2 years
Noncompete Agreements [Member] | WG Healthcare [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles												300,000
Acquired Finite-lived Intangible Assets, Useful Life			3 years
Trademarks [Member] | BioMimetics [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets								3,900,000
Trademarks [Member] | WG Healthcare [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets												$ 1,900,000